Hodges Equity Income Fund (Prospectus Summary) | Hodges Equity Income Fund
HODGES EQUITY INCOME FUND
Investment Objective
The Hodges Equity Income Fund (the "Equity Income Fund") seeks income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Income Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Hodges Equity Income Fund Class R
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hodges Equity Income Fund Class R
Management Fees		0.65%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses		0.86%
Total Annual Fund Operating Expenses		1.76%
Fee Waiver and/or Expense Reimbursement		(0.46%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.30%
[1]	The Advisor has contractually agreed to reduce its fees and pay the Equity Income Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class R shares of the Equity Income Fund to 1.30% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect at least until July 31, 2013. The Agreement may be terminated at any time by the Board upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the
Equity Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Equity Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Equity Income Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Hodges Equity Income Fund Class R	132	509	911	2,035

Portfolio Turnover
The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Equity
Income Fund's performance. During the most recent fiscal year, the Equity Income
Fund's portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Equity Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in income producing equity securities. Equity securities include common stock, preferred stock and equity-equivalent securities such as convertible securities, stock futures contracts or equity options. The Equity Income Fund may invest in investment-grade, convertible and non-convertible debt securities,
U.S. government securities and money market funds. The Advisor selects investments using a "bottom-up" approach, which is largely driven by internal research, and means that the Advisor looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. While the Equity Income Fund invests primarily in securities that are traded in the United States, it may also invest up to 25% of its net assets in stocks of foreign companies which are
U.S. dollar denominated and trade on a domestic national securities exchange
(including ADRs, EDRs and GDRs), debt securities of companies, debt obligations of governments and their agencies and other similar securities. The Fund can invest in small, medium and large-cap as it has no limitations on the size of the market capitalization of equity securities in which it invests. The Fund may also invest up to 20% of its net assets in equity or debt securities of issuers that do not pay regular dividends or do not have a current cash distribution at the time of purchase. The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices. Although not a primary investment strategy, the
Fund may also engage in short selling and may sell options purchased and write
"covered" call options. The Fund issues dividends from net investment income on a quarterly basis.

The Advisor will consider selling a security in the Equity Income Fund's portfolio if the Advisor believes that security no longer meets the Advisor's dividend payment or valuation criteria. Such evaluation will involve measuring a company's ability to pay-out dividends on a sustainable basis and potential for additional appreciation in a security relative to its downside risk. If a stock's risk parameters appear to outweigh its return opportunity, the stock may be sold. A stock may also be sold to meet redemptions or if more attractive investment alternatives are identified. The Advisor will also take tax considerations into account when making a sell decision. While the Equity Income
Fund is managed with consideration given to tax efficiency, the Equity Income
Fund's portfolio turnover could exceed 100% in a given year. A high turnover has the potential to result in the realization and distribution of capital gains, as well as higher transaction costs.
Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the
Equity Income Fund. The following principal risks can affect the value of your investment:

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

·  Management Risk: The Advisor may fail to implement the Equity Income Fund's investment strategies and meet its investment objective.

·  Short Sales Risk: Short sale strategies can be riskier than "long" investment strategies. The Equity Income Fund may seek to hedge investments or realize additional gains through short sales. Because the Equity Income Fund may short positions it does not own, potential losses to the Equity Income Fund are unlimited.

·  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Equity Income Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Equity Income Fund shareholders.

·  Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

·  Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Equity Income Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

·  Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Futures and Options (Derivatives) Risk: The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

·  Smaller Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

·  Debt Security Risk: Debt securities are subject to the risk that their market value will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises.

·  Convertible Security Risk: As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines.
Performance
The following performance information provides some indication of the risks of investing in the Equity Income Fund. The bar chart below illustrates how shares of the Equity Income Fund's total returns have varied since inception. The table below illustrates how the Equity Income Fund's average annual total returns for
1-year and since inception periods compare with that of a broad-based securities index. The Equity Income Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at
www.hodgesmutualfunds.com.
Hodges Equity Income Fund Calendar Year Total Returns Class R

The Equity Income Fund's year-to-date return as of the most recent calendar quarter ended June 30, 2012 was 5.99%. Highest Quarterly Return: 3Q, 2010 12.80% Lowest Quarterly Return: 2Q, 2010 -8.54%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Hodges Equity Income Fund	Label	1 Year	Since Inception	Inception Date
Class R	Class R Shares Return Before Taxes	8.07%	12.81%	Sep. 10, 2009
Class R After Taxes on Distributions	Class R Shares Return After Taxes on Distributions	7.54%	12.19%	Sep. 10, 2009
Class R After Taxes on Distributions and Sales	Class R Shares Return After Taxes on Distributions and Sale of Fund Shares	5.93%	10.95%	Sep. 10, 2009
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	10.63%	Sep. 10, 2009

The Equity Income Fund commenced operations on September 10, 2009.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
IRAs.